May 25, 2021	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE, SUITE 3800 MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
Via Edgar
Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Lionbridge Capital I, LP and The Ravenswood Investment Company L.P. / CIM Commercial Trust Corporation
Ladies and Gentlemen:

On behalf of Lionbridge Capital, LP; Lionbridge Capital I, LP; Lionbridge GP, LLC; Lionbridge Capital GP, LLC; Lionbridge Asset Management, LLC; The Ravenswood Investment Company L.P.; Ravenswood Investments III, L.P.; Ravenswood Management Company, LLC; Robotti & Company, Incorporated; Robotti & Company Advisors, LLC; Robotti Securities, LLC; Robert E. Robotti; Gregory Morillo; Thomas Ferguson; Mark C. Gelnaw; Raymond V. Marino II; John S. Moran; Winthrop Realty Partners, L.P. and Michael L. Ashner (the “Participants”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), a preliminary proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with the 2021 annual meeting of CIM Commercial Trust Corporation (the “Annual Meeting”).  The Participants are effecting this filing by direct transmission to the EDGAR System.
We note that the company has unexpectedly disclosed that the Annual Meeting will occur sometime in the fourth quarter, not during the second quarter when it normally occurs.  The company has not yet announced the date of the Annual Meeting.  When the company announces the day on which the Annual Meeting will occur in the fourth quarter, this will result in a new nomination window during which the Participants will need to submit their nominees for election.  The Participants currently intend to take the steps necessary to ensure the effective nomination of their nominees, in light of the delay in holding the Annual Meeting, while reserving the right to further assess their nominees and potential stockholder proposals.  The Participants will file a revised preliminary proxy statement to reflect their most current nomination notice and related information, at the appropriate time.
Please call the undersigned at (414) 297‑5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

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